Schedule I, Condensed Financial Statements, Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit/(Loss) Reconciliation [Abstract]
Profit/(loss) for the period	$ 62,135	$ 41,596	$ (111,804)
Additional profit/(loss) if subsidiaries had been accounted for using the equity method of accounting as opposed to cost method	7,457	5,231	5,351
Equity Reconciliation [Abstract]
Shareholders equity	1,714,856	1,756,112	1,895,453	$ 1,959,111
Parent [Member]
Basis of Presentation [Abstract]
Cash dividend receivable from subsidiaries	0	0	10,383
Profit/(Loss) Reconciliation [Abstract]
Profit/(loss) for the period	(25,992)	(184,443)	52,565
Additional profit/(loss) if subsidiaries had been accounted for using the equity method of accounting as opposed to cost method	88,127	226,039	(164,369)
Equity Reconciliation [Abstract]
Shareholders equity	1,613,514	1,769,146	2,087,059
Additional shareholders equity if subsidiaries had been accounted for using the equity method of accounting as opposed to cost method	$ 101,342	$ (13,034)	$ (191,606)